Leases - Summary of Lessee, Operating Lease, Liability, Maturity (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 296	$ 1,184
2023	1,103	1,217
2024	886	887
2025	209	209
2026	150	150
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	2,644	3,647
Present value discount	(47)	(78)
Total	$ 2,597	$ 3,569	$ 526